May 22, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

RE:	Longleaf Partners Funds Trust

1933 Act File #033-10472

1940 Act File #811-04923

Dear Sir or Madam:

Transmitted herewith on behalf of the Registrant for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information. The interactive data relates to one supplement filed with the Securities and Exchange Commission (“SEC”) on behalf of the Trust pursuant to Rule 497(c) on May 6, 2020.

The Prospectus and Statement of Additional Information were filed on April 29, 2020 with the SEC via electronic transmission as part of Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 901.761.2474.

Sincerely,

/s/ Andrew R. McCarroll
Andrew R. McCarroll
General Counsel & Principal
Southeastern Asset Management, Inc.
Functioning as principal legal officer under agreements with Longleaf Partners Funds Trust and its separate Series